Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

		Weighted Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ thousands)
Outstanding at January 1, 2016	5,593,103	18.31
Forfeited	(551,543)	20.54
Exercised	(1,293,566)	15.17
Expired	(726)	11.81
Outstanding at December 31, 2016	3,747,268	19.06	2.59

At December 31, 2016:
Vested and expected to vest	3,372,776	18.93	2.87	22,231
Exercisable	1,795,032	18.40	1.54	12,789

Schedule of Key Inputs and Assumptions in Stock Option Valuation Models
The weighted average grant date fair value of stock options granted during 2015 and 2014 was $2.31 and $3.08 per share, respectively.

	2015	2014

Valuation model	Monte Carlo	Binomial
Exercise price ($)	15.53	25.03
Expected option term (in years)	2.38	4.49
Expected volatility of the Company’s stock (%)	35.00	27.72
Risk-free interest rate (%)	1.06	0.25
Dividend yield (%)	5.15	3.63

Summary of Stock Award Activity and Related Information
A summary of the Company’s stock award activity and related information is as follows:

	PSUs	Weighted Average Grant Date Fair Value ($)	RSUs	Weighted Average Grant Date Fair Value ($)

Nonvested at January 1, 2016	3,299,394	13.50	900,042	19.49
Granted	1,788,050	21.08	117,551	19.14
Vested	(463,239)	23.08	(891,391)	19.48
Forfeited	(303,008)	21.57	(8,651)	19.57
Nonvested at December 31, 2016	4,321,197	15.04	117,551	19.14

At December 31, 2016:
Unrecognized cost for nonvested awards ($ thousands)	10,065		1,051
Weighted average future recognition period (in years)	1.21		0.47

Schedule of Fair Value of Stock Awards Granted Including Weighted Average Grant Date Fair Value
Details of the grants are as follows:

	2016	2015	2014

PSUs granted during the year	1,788,050	2,204,963	426,625
Weighted average grant date fair value ($)	21.08	7.58	23.31

RSUs granted during the year	117,551	1,538,583	—
Weighted average grant date fair value ($)	19.14	19.52	—

Schedule of Stock-Based Compensation Expense
Total compensation cost for the Company’s stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ thousands)	2016	2015	2014

Cost of services	1,302	602	970
Cost of sales	330	675	60
Selling, general and administrative	22,304	15,700	12,127
Research and development	2,410	4,223	666
	26,346	21,200	13,823
Transaction expense, net	—	14,867	—
Stock-based compensation expense before income taxes	26,346	36,067	13,823
Income tax benefit	7,846	15,349	4,711
Total stock-based compensation, net of tax	18,500	20,718	9,112